UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:   March 31, 2011

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 53.2%
Federal Home Loan Mortgage Corporation - 12.5%
14,017	5.50	8/1/17	15,026
205,047	5.50	3/1/33	223,189
184,338	6.38	12/1/26	207,244
67,752	6.38	8/1/27	76,397
77,988	6.38	12/1/27	87,939
15,252,242	6.50	4/1/28	17,234,953
169,767	6.50	8/1/29	191,431
764,951	6.50	4/1/34	830,211
1,000,451	6.50	10/1/36	1,129,944
941,949	6.88	2/17/31	1,093,629
42,662	7.00	2/1/16	43,269
8,972,220	7.00	4/1/28	10,425,192
1,416,744	7.00	10/1/28	1,626,308
122,826	7.00	4/1/29	142,369
165,239	7.00	1/1/33	191,948
3,224,401	7.00	5/1/35	3,733,990
3,558,426	7.00	1/1/36	4,123,196
587,106	7.00	8/1/36	676,331
2,032,356	7.00	8/1/36	2,329,893
4,595,936	7.00	12/1/36	5,239,367
1,067,563	7.00	9/1/37	1,229,010
2,135,682	7.00	10/1/37	2,458,661
1,603,689	7.00	10/1/37	1,866,076
4,921,335	7.00	10/1/37	5,649,294
671,943	7.00	11/1/37	771,336
4,812,852	7.00	12/1/38	5,524,765
3,500,225	7.00	1/1/39	4,025,799
1,479,436	7.00	1/1/39	1,701,579
150,554	7.38	12/17/24	169,767
494,808	7.50	9/1/26	575,557
57,442	7.50	7/1/30	66,397
302,623	7.50	1/1/31	336,401
437,625	7.50	7/1/31	503,183
3,730,760	7.50	10/1/31	4,352,782
2,472,073	7.50	10/1/31	2,842,401
1,488,786	7.50	1/1/32	1,743,622
1,480,963	7.50	1/1/32	1,734,460
2,811,807	7.50	4/1/32	3,233,029
540,875	7.50	5/1/32	632,612
2,760,026	7.50	7/1/32	3,225,519
1,735,278	7.50	8/1/32	2,032,307
1,034,019	7.50	12/1/32	1,188,921
1,875,535	7.50	12/1/32	2,190,259
1,055,489	7.50	1/1/33	1,232,605
2,673,425	7.50	3/1/33	3,124,588
2,510,457	7.50	5/20/33	2,944,570
2,219,809	7.50	4/1/34	2,594,420
8,565,172	7.50	7/1/34	10,002,453
5,404,306	7.50	11/1/34	6,305,884

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,218,914	7.50	11/1/34	2,589,086
2,260,300	7.50	11/1/36	2,637,376
648,742	7.50	12/1/36	746,053
1,128,417	7.50	9/1/37	1,301,345
658,328	7.50	10/1/38	756,949
54,871	7.95	10/1/25	64,699
63,485	7.95	10/1/25	75,316
42,441	7.95	11/1/25	50,351
12,506	8.00	5/1/17	12,608
17,043	8.00	12/1/26	19,996
180,112	8.00	5/1/31	213,995
1,172,369	8.00	2/1/32	1,397,754
965,958	8.00	1/1/37	1,110,852
32,781	8.25	12/1/17	37,254
159,032	8.50	5/1/16	176,372
2,193	8.50	1/1/17	2,505
18,416	8.50	3/1/17	21,037
51,462	8.50	4/1/17	57,266
13,897	8.50	5/1/17	14,004
34,519	8.50	10/1/19	41,031
31,618	8.50	7/1/21	37,582
902,339	8.50	5/1/25	1,079,079
703,639	8.50	6/20/27	848,239
190,541	8.50	12/1/29	219,468
374,472	8.50	3/1/31	450,406
1,057,192	8.50	8/1/36	1,271,564
50,439	9.00	11/1/15	57,643
20,088	9.00	10/1/16	22,286
9,354	9.00	1/1/17	10,564
156,322	9.00	11/1/25	191,454
696,669	9.00	3/20/27	795,772
2,131,793	9.00	2/17/31	2,482,794
1,096,504	9.00	4/1/31	1,348,433
1,188,861	9.00	5/1/31	1,409,121
1,003,918	9.00	11/1/36	1,223,665
14,973	9.25	6/1/16	17,180
4,895	9.25	3/1/17	5,616
48,889	9.25	2/1/18	49,706
27,141	9.25	3/1/19	28,460
20,280	9.25	3/1/19	23,232
11,264	9.50	10/1/16	12,981
33,456	9.50	4/1/18	39,461
117,840	9.50	6/17/19	136,066
520,607	9.50	12/17/21	612,348
28,906	9.75	12/1/16	29,484
61,305	9.75	12/1/17	68,070
79,030	10.00	9/1/20	90,822
769,588	10.00	3/1/21	897,406
675,854	10.00	3/17/25	762,947
456,469	10.00	3/25/25	505,114
635,801	10.00	7/1/30	748,937
16,423	10.25	2/1/17	16,496

See accompanying notes to schedule of investments.
JUNE 30, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

11,142	10.50	10/1/13		11,757
117,129	10.50	6/1/19		132,585
564,193	11.00	9/17/16		632,603
221,776	11.00	8/25/20		248,668
6,653	13.00	5/1/17		7,984

				151,731,925

Federal National Mortgage Association - 32.1%
13,878,532	4.00	1/1/41		13,898,119
10,599	5.28	3/1/19	[1]	11,282
70,918	5.76	3/1/33		77,975
118,056	6.00	9/1/28		128,671
34,936	6.00	5/1/32		38,078
881,509	6.00	8/1/34		973,987
934,183	6.00	9/1/37		1,031,020
501,154	6.15	6/1/33	[1]	542,386
586,372	6.15	8/1/36	[1]	586,493
392,704	6.20	11/1/27		445,672
122,662	6.35	10/1/30		139,721
77,638	6.49	2/1/32		88,311
116,187	6.50	1/1/22		130,785
354,539	6.50	8/1/27		401,874
307,457	6.50	8/1/34		348,167
8,550,380	6.50	12/1/34		9,714,593
5,636,387	6.50	6/1/35		6,403,833
922,112	6.50	8/1/36		1,045,216
2,559,480	6.50	8/1/37		2,899,979
1,375,431	6.74	12/1/15		1,524,953
38,544	6.91	11/1/26		44,552
154,453	6.91	8/1/27		178,529
186,455	6.95	8/1/21	[1]	194,343
410,691	7.00	6/1/17		451,501
360,214	7.00	9/1/21		396,601
639,227	7.00	9/1/21		676,473
224,465	7.00	6/1/22		246,761
1,058,093	7.00	6/1/22		1,222,942
555,255	7.00	1/1/24		611,344
78,577	7.00	8/1/27		90,807
267,210	7.00	2/1/32		309,272
694,641	7.00	3/1/32		798,922
2,736,120	7.00	3/1/32		3,151,957
638,578	7.00	4/1/32		734,442
494,358	7.00	5/1/32		568,571
193,701	7.00	6/1/32		222,779
42,110	7.00	11/1/32		48,274
6,367,057	7.00	11/1/32		7,369,607
27,498,890	7.00	12/1/32		32,146,830
507,132	7.00	7/1/33		586,984
1,145,953	7.00	10/1/33		1,317,985
132,258	7.00	11/1/33		152,845
14,727,393	7.00	12/1/33		16,938,283
10,893,332	7.00	1/1/35		12,608,082
546,942	7.00	1/1/35		629,050

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

5,997,044	7.00	1/1/35	6,941,333
514,753	7.00	3/1/36	592,028
12,874,453	7.00	8/1/36	14,899,011
122,214	7.00	1/1/37	141,458
1,509,659	7.00	3/1/37	1,737,506
27,943,495	7.00	4/1/37	32,160,901
3,512,003	7.00	7/1/37	4,042,002
510,286	7.00	9/1/37	586,890
28,221,398	7.00	3/1/38	32,456,549
3,688,285	7.00	10/1/38	4,241,782
2,154,986	7.00	10/1/38	2,478,495
4,383,013	7.00	11/1/38	5,040,766
1,092,072	7.00	11/1/38	1,256,015
5,642,192	7.00	1/1/39	6,489,203
11,619,673	7.00	12/1/39	13,372,710
18,365,240	7.00	1/1/40	21,137,036
207,890	7.45	6/1/16	207,686
186,117	7.50	11/1/12	195,529
311,934	7.50	6/1/22	367,511
285,914	7.50	8/1/22	331,040
703,586	7.50	10/1/22	810,239
400,217	7.50	12/1/22	441,025
488,750	7.50	3/1/23	538,585
809,725	7.50	2/1/24	932,466
23,942	7.50	9/1/27	27,571
609,049	7.50	10/1/28	701,372
833,336	7.50	9/1/29	959,657
1,445,992	7.50	10/1/29	1,665,182
27,446	7.50	11/1/29	31,978
115,850	7.50	8/1/30	134,979
661,579	7.50	12/1/30	761,864
44,159	7.50	6/1/31	50,255
1,645,662	7.50	10/1/31	1,927,741
2,008,842	7.50	11/1/31	2,313,350
605,155	7.50	4/1/32	689,396
116,916	7.50	6/1/32	136,774
794,971	7.50	7/1/32	915,476
34,688	7.50	8/1/32	39,718
28,495	7.50	9/1/32	32,660
298,719	7.50	9/1/32	348,042
2,315,030	7.50	12/1/32	2,665,951
2,372,800	7.50	1/1/33	2,732,479
955,867	7.50	1/1/33	1,100,761
2,372,645	7.50	3/1/33	2,779,334
1,001,024	7.50	4/1/33	1,152,763
784,316	7.50	11/1/33	919,788
516,457	7.50	1/1/34	604,176
6,585,851	7.50	9/1/34	7,737,017
155,999	7.50	9/1/34	179,396
1,843,955	7.50	1/1/35	2,160,023
1,025,309	7.50	7/1/35	1,180,730
2,216,687	7.50	9/1/35	2,552,702

.

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,007,773	7.50	11/1/35	1,160,535
2,255,564	7.50	1/1/36	2,597,471
4,621,756	7.50	4/1/36	5,413,959
546,569	7.50	9/1/36	629,420
1,773,458	7.50	1/1/37	2,042,286
923,503	7.50	5/1/37	1,063,491
168,381	7.50	5/1/37	193,905
904,757	7.50	10/1/37	1,041,904
8,462,930	7.50	10/1/37	9,841,663
3,129,788	7.50	11/1/37	3,604,214
2,412,320	7.50	2/1/38	2,777,989
2,017,759	7.50	4/1/38	2,366,279
186,378	7.62	12/1/16	188,178
376,682	7.95	9/15/20	434,685
29,899	8.00	4/1/16	32,931
1,090,799	8.00	6/1/31	1,282,240
315,163	8.00	1/1/32	374,660
1,215,116	8.00	2/1/33	1,425,910
2,255,217	8.00	9/1/33	2,674,101
3,385,247	8.00	8/1/34	3,972,507
843,689	8.00	11/1/37	984,008
1,146,830	8.00	3/1/38	1,337,565
515,193	8.17	11/15/31	617,176
12,178	8.25	4/1/22	13,142
254,301	8.33	7/15/20	299,441
1,261,478	8.45	3/15/32	1,525,665
118,736	8.46	9/15/30	139,695
74,774	8.50	9/1/12	78,213
191,278	8.50	2/1/16	210,667
13,157	8.50	9/1/17	13,267
64,498	8.50	8/1/18	73,550
17,937	8.50	7/1/22	18,117
59,342	8.50	7/1/26	69,130
527,724	8.50	11/1/26	622,199
336,460	8.50	3/1/28	396,694
317,276	8.50	10/1/28	373,268
156,841	8.50	11/1/28	185,251
463,649	8.50	4/1/29	546,753
547,422	8.50	10/1/29	646,373
376,386	8.50	10/1/29	438,464
314,380	8.50	4/1/30	371,231
80,047	8.50	6/1/30	93,922
444,212	8.50	7/1/30	525,608
492,755	8.50	7/1/30	581,075
310,655	8.50	8/1/30	366,652
59,752	8.50	11/1/30	67,995
4,456	8.50	1/1/31	5,067
1,242,356	8.50	4/1/32	1,466,922
72,009	8.50	5/1/32	85,328
1,340,430	8.50	1/1/37	1,530,348
5,620,451	8.50	12/1/37	6,636,392
207,694	8.51	7/20/30	244,766

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

156,965	8.60	7/20/28	181,921
8,968	9.00	10/1/19	10,140
13,569	9.00	12/15/19	15,340
529,104	9.00	9/1/24	621,284
73,329	9.00	6/15/25	86,619
327,032	9.00	6/1/30	388,854
402,125	9.00	7/1/30	472,182
281,151	9.00	10/1/30	334,158
505,251	9.00	2/1/31	600,173
27,618	9.00	7/1/31	32,101
180,520	9.00	10/1/31	214,434
3,335,339	9.00	3/1/32	3,930,532
280,012	9.00	8/1/37	326,490
451,369	9.00	1/1/38	524,626
268,528	9.00	2/1/38	313,100
49,050	9.12	12/15/25	58,272
34,209	9.25	10/1/16	38,726
74,401	9.25	2/1/17	83,670
123,949	9.40	5/15/28	149,211
16,685	9.50	11/1/18	19,596
36,238	9.50	5/1/19	43,158
31,253	9.50	10/1/19	35,240
351,512	9.50	3/1/20	393,694
403,776	9.50	7/1/20	480,554
53,431	9.50	9/1/20	63,194
45,437	9.50	10/15/20	53,015
44,393	9.50	12/15/20	51,732
12,206	9.50	12/15/20	14,137
11,422	9.50	3/1/21	13,251
17,199	9.50	4/15/21	20,396
105,743	9.50	8/1/24	125,346
79,464	9.50	12/1/24	94,677
74,785	9.50	5/1/27	90,587
763,632	9.50	5/1/29	886,789
67,363	9.50	1/1/30	76,041
341,964	9.50	4/1/30	414,364
1,336,446	9.50	8/1/31	1,551,986
339,547	9.55	8/20/25	388,913
13,035	9.75	1/15/13	13,935
52,539	9.75	10/1/21	59,148
100,153	9.75	4/1/25	111,153
136,259	9.99	7/15/20	151,862
10,205	10.00	7/1/13	10,350
126,210	10.00	2/1/15	138,291
205,145	10.00	3/1/15	226,775
11,865	10.00	11/1/16	13,015
30,341	10.00	9/1/19	34,559
9,439	10.00	1/1/21	11,099
64,554	10.00	1/1/24	74,283
171,861	10.00	2/1/28	201,131
504,208	10.00	6/1/30	574,314
141,146	10.18	7/1/20	157,905

See accompanying notes to schedule of investments.
JUNE 30, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

16,741	10.25	8/15/13	17,958
14,967	10.50	5/1/15	15,063
71,432	10.50	6/1/15	79,597
22,355	10.50	12/1/17	25,006
15,378	10.50	4/1/22	17,493
158,227	10.50	6/1/28	185,963
78,663	11.27	8/15/20	89,174
33,921	11.57	12/15/26	39,052

			389,155,653

Government National Mortgage Association - 8.6%
1,241,462	5.45	7/15/27	1,346,469
298,423	5.50	9/15/25	330,965
123,796	5.76	3/20/33	136,988
76,094	5.76	3/20/33	84,202
106,690	5.76	5/20/33	118,059
7,884,427	5.85	12/15/30	8,366,041
48,819	6.00	9/15/18	53,731
499,045	6.00	6/15/23	559,187
328,236	6.00	11/20/28	365,505
449,664	6.00	11/20/34	500,472
76,274	6.05	3/20/33	84,744
4,626,717	6.09	3/15/41	4,748,054
4,253,445	6.09	7/15/41	4,672,561
5,678,442	6.10	10/15/36	6,257,625
2,860,680	6.15	1/15/42	2,947,090
977,309	6.20	3/15/32	1,102,526
45,381	6.25	5/15/13	48,183
276,524	6.25	12/15/23	315,566
134,084	6.25	1/15/24	153,292
3,153,161	6.25	4/15/29	3,596,362
217,774	6.35	4/20/30	241,956
58,083	6.35	5/20/30	64,532
142,262	6.35	6/20/30	158,060
147,541	6.35	6/20/30	163,924
146,835	6.35	7/20/30	163,139
174,830	6.35	8/20/30	194,243
207,582	6.35	9/20/30	230,632
173,117	6.35	10/20/30	192,340
134,898	6.35	10/20/30	149,878
128,875	6.35	11/20/30	143,186
132,479	6.35	1/20/31	147,189
265,940	6.35	3/20/31	295,470
134,787	6.35	6/20/31	149,754
3,441,959	6.35	10/15/31	3,676,064
104,293	6.35	11/20/31	115,874
206,397	6.38	8/15/26	234,602
79,666	6.38	12/15/27	90,565
205,962	6.38	4/15/28	234,081
116,636	6.49	11/20/31	129,704
42,749	6.49	12/20/31	47,496
111,407	6.49	4/20/32	123,777

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

69,073	6.49	6/20/32	76,743
737,506	6.50	11/15/23	809,998
3,596,699	6.50	4/15/24	3,947,796
704,353	6.50	6/15/26	800,761
229,223	6.50	10/15/33	261,314
2,366,613	6.50	12/15/33	2,705,416
489,448	6.50	2/15/34	557,971
890,920	6.50	3/20/34	1,008,908
996,081	6.50	10/20/34	1,127,335
16,477,937	6.50	2/15/35	18,544,773
243,725	6.50	7/20/38	264,892
33,935	6.57	9/20/32	38,965
78,093	6.57	3/20/33	89,559
43,338	6.75	9/15/15	47,797
228,668	6.75	8/15/28	264,322
69,137	6.75	6/15/29	79,994
275,333	6.91	7/20/26	318,671
572,122	6.91	2/20/27	662,929
53,389	6.93	2/20/25	61,749
830,702	7.00	2/20/32	968,139
275,109	7.00	6/20/38	314,484
882,342	7.00	11/15/38	1,023,237
546,095	7.00	12/20/38	624,255
684,203	7.00	2/20/39	790,468
160,173	7.02	4/20/26	184,224
13,746	7.05	2/15/23	15,879
83,721	7.05	9/20/26	96,381
50,463	7.05	1/20/27	58,139
29,876	7.05	4/20/27	34,420
710,411	7.10	5/20/25	819,370
25,715	7.15	12/20/26	29,693
66,812	7.15	3/20/27	77,219
218,073	7.15	4/20/27	252,041
118,578	7.25	5/15/29	138,247
32,657	7.25	6/15/29	38,181
50,876	7.27	7/20/22	58,556
55,551	7.38	1/15/29	65,020
1,241,334	7.50	12/15/23	1,456,350
1,465,779	7.50	7/20/35	1,720,258
20,058	7.50	6/15/36	23,380
1,790,901	7.50	10/15/37	2,085,125
470,176	7.50	1/20/38	544,791
76,277	7.50	10/20/38	88,479
698,355	7.50	3/15/39	812,100
21,569	7.55	10/20/22	24,968
2,655,861	7.60	12/15/33	2,800,352
94,590	7.63	12/15/29	111,138
63,356	7.65	7/20/22	73,544
85,283	7.75	6/15/20	98,506
124,097	7.75	7/15/20	143,337
53,044	7.75	8/15/20	61,268
55,787	7.75	8/15/20	64,437

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

54,531	7.75	11/15/20	62,986
35,341	7.90	1/20/21	41,114
9,417	7.90	1/20/21	9,460
61,232	7.95	2/15/20	71,068
37,370	7.95	5/20/25	44,110
103,184	7.95	7/20/25	121,792
42,861	7.95	8/20/25	50,591
141,319	7.95	9/20/25	166,805
18,020	7.95	10/20/25	18,108
33,320	7.95	10/20/25	39,329
28,048	7.95	10/20/25	33,106
48,674	7.95	1/20/26	57,388
38,440	7.95	1/20/26	45,321
77,525	7.95	4/20/26	91,404
26,955	7.95	9/20/26	31,780
23,493	7.95	11/20/26	27,699
31,833	7.95	12/20/26	37,532
41,512	7.95	3/20/27	49,019
20,176	7.99	2/20/21	20,497
47,272	7.99	4/20/21	55,127
69,932	7.99	7/20/21	81,551
70,200	7.99	10/20/21	81,864
106,729	7.99	1/20/22	125,079
142,971	7.99	6/20/22	167,553
114,100	8.00	10/15/14	126,192
9,379	8.00	5/15/16	10,711
18,120	8.00	6/15/16	20,693
22,165	8.00	9/15/16	25,312
1,349,330	8.00	7/15/29	1,598,939
2,065,508	8.00	4/15/31	2,403,948
1,092,864	8.00	6/20/31	1,304,407
2,396,456	8.00	9/15/31	2,859,704
1,072,693	8.00	8/20/33	1,269,964
151,128	8.10	5/20/19	174,466
7,713	8.10	6/20/19	7,776
51,319	8.10	7/20/19	59,243
93,959	8.10	9/20/19	108,468
19,446	8.10	9/20/19	19,664
18,850	8.10	10/20/19	19,061
21,499	8.10	1/20/20	21,761
932	8.25	12/15/11	957
12,603	8.25	8/15/15	14,132
224,705	8.25	4/15/19	256,278
70,757	8.25	2/15/20	83,098
32,544	8.38	10/15/19	37,943
36,828	8.40	2/15/19	42,969
83,059	8.40	6/15/19	96,909
43,063	8.40	2/15/20	50,768
3,031	8.50	1/15/12	3,203
21,886	8.50	4/15/15	24,634
70,339	8.50	9/15/16	80,704
12,096	8.50	1/15/17	14,031

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

56,019	8.50	10/20/22		66,614
22,309	8.50	9/20/24		26,713
46,914	8.50	3/20/25		56,370
105,488	8.50	12/20/26		127,100
34,214	8.60	6/15/18		39,736
27,690	8.63	10/15/18		31,567
10,976	8.75	11/15/11		11,384
2,753	9.00	9/15/11		2,857
1,168	9.00	9/15/11		1,212
9,935	9.00	1/15/17		11,559
18,155	9.00	7/15/17		21,124
16,787	9.10	5/15/18		19,692
8,667	9.50	3/20/16		9,955
27,621	9.50	11/20/16		31,727
18,684	9.50	6/20/18		22,225
22,913	9.50	7/20/18		27,025
32,352	9.50	9/20/18		38,158
27,644	9.50	9/20/18		32,883
14,435	9.50	8/20/19		17,332
1,869	9.75	11/15/12		2,014
2,726	10.00	11/15/17		3,073
24,142	10.00	2/15/19		28,100
12,675	10.00	2/20/19		14,902
11,459	10.00	3/20/19		13,472
75,691	10.00	10/15/19		89,948
26,027	10.00	12/15/20		30,360
58,162	10.00	6/15/21		68,098
103,045	10.50	2/15/20		116,916
189,398	10.50	12/15/20		211,273
58,082	10.50	8/15/21		67,130
15,662	11.50	8/15/18		16,520

				103,623,224

Total Mortgage Pass-Through Securities (cost: $620,551,100)				644,510,802

Collateralized Mortgage Obligations - 38.0%
Federal Home Loan Mortgage Corporation - 7.7%
106,088	5.29	3/25/44	[1]	109,983
171,977	5.50	2/15/34		178,768
71,947	6.00	9/15/21		76,630
125,051	6.00	6/15/28		127,347
1,475,248	6.50	9/15/23		1,650,528
4,885,500	6.50	4/15/29		5,628,641
61,999	6.50	2/15/30		70,018
424,645	6.50	2/15/32		483,008
660,716	6.50	3/15/32		730,805
1,250,075	6.50	6/25/32		1,417,723
141,365	6.50	7/15/32		158,750
543,243	6.50	7/25/43		612,710
911,602	6.50	9/25/43	[1]	1,033,964

See accompanying notes to schedule of investments.
JUNE 30, 2011	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

935,701	6.50	10/25/43	1,048,279
140,485	6.70	9/15/23	157,464
342,085	6.95	3/15/28	389,836
141,824	7.00	12/15/20	162,605
84,186	7.00	3/15/21	100,632
537,772	7.00	9/15/21	593,809
548,067	7.00	10/15/22	617,212
46,004	7.00	11/15/22	51,625
2,499,261	7.00	3/25/23	2,793,496
89,529	7.00	4/15/23	100,985
117,487	7.00	5/15/23	132,084
313,183	7.00	7/15/23	352,995
797,841	7.00	1/15/24	901,768
98,719	7.00	3/15/24	115,043
402,109	7.00	8/15/25	456,403
7,403,435	7.00	8/15/27	8,193,852
7,871,977	7.00	10/15/27	8,637,555
8,273,470	7.00	6/15/28	9,096,579
1,326,775	7.00	8/15/29	1,585,962
837,507	7.00	1/15/30	975,070
2,860,185	7.00	6/15/31	3,286,004
258,196	7.00	7/15/31	296,333
3,663,817	7.00	5/15/32	4,208,976
2,032,285	7.00	2/25/43	2,369,739
1,214,058	7.00	3/25/43	1,384,310
71,450	7.50	6/15/17	74,225
365,768	7.50	10/15/21	414,832
901,343	7.50	7/15/22	1,024,960
1,124,175	7.50	3/15/23	1,278,810
3,969,345	7.50	4/15/23	4,513,138
1,576,780	7.50	3/15/28	1,861,024
967,430	7.50	6/15/30	1,117,886
1,014,451	7.50	9/15/30	1,173,094
600,650	7.50	11/15/30	694,156
5,163,209	7.50	6/15/34	6,362,593
2,528,410	7.50	2/25/42	2,976,550
1,168,513	7.50	9/25/43	1,411,318
37,194	8.00	3/15/21	45,553
366,141	8.00	7/15/21	420,301
93,832	8.00	11/25/22	104,355
3,554,058	8.00	2/15/23	4,088,932
41,202	8.00	3/15/23	47,388
69,931	8.00	4/25/24	79,777
105,756	8.00	2/15/27	105,739
528,754	8.00	11/20/29	610,238
877,515	8.00	1/15/30	1,024,559
93,366	8.25	6/15/22	107,342
478,672	8.30	11/15/20	548,355
154,090	8.50	10/15/22	174,985
570,187	8.50	3/15/25	658,398
251,353	8.50	3/15/32	296,455
11,851	9.15	10/15/20	13,117

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

557,094	9.50	2/15/20		612,897
955,998	9.50	2/25/42		1,159,185
122,675	10.00	6/15/20		143,112

				93,430,765

Federal National Mortgage Association - 18.3%
636,309	5.50	1/25/37		690,773
114,334	6.50	12/25/23		128,754
90,510	6.50	9/25/33		91,611
427,589	6.50	6/25/42		500,145
527,410	6.50	11/25/42		581,305
451,746	6.50	12/25/42		502,426
299,108	6.51	3/25/29	[1]	338,300
1,529,345	6.71	6/25/42	[1]	1,724,971
21,818,936	6.75	6/25/32		24,673,567
7,232,618	6.75	4/25/37		7,878,343
39,525	6.85	12/18/27		44,934
56,472	7.00	1/25/21		63,176
97,674	7.00	7/25/22		108,854
92,049	7.00	11/25/22		103,380
28,175	7.00	12/25/22		31,485
28,825	7.00	6/25/23		32,467
1,141,469	7.00	9/18/27		1,294,005
6,246,495	7.00	10/25/27		6,929,462
3,173,660	7.00	7/25/29		3,648,718
6,496,436	7.00	9/25/38		7,221,337
5,645,910	7.00	9/25/40		6,438,726
5,373,067	7.00	9/25/40		6,126,970
204,210	7.00	10/25/41		235,725
4,746,933	7.00	12/25/41		5,269,129
3,109,577	7.00	7/25/42		3,569,333
131,155	7.00	2/25/44		151,615
331,819	7.00	7/25/44		396,159
416,007	7.00	8/25/44		474,056
940,846	7.13	1/17/37	[1]	940,611
5,829,357	7.17	2/25/42	[1]	6,732,527
2,019,456	7.19	6/25/42	[1]	2,359,693
666,675	7.21	12/25/42	[1]	778,731
2,493,440	7.30	6/17/40	[1]	2,846,826
4,902,247	7.32	10/25/42	[1]	5,674,402
80,387	7.50	8/20/27		91,404
4,618,928	7.50	2/25/29		5,396,362
1,503,733	7.50	6/19/30	[1]	1,753,024
4,791,661	7.50	6/25/32		5,539,616
12,532,311	7.50	9/25/37		14,172,090
2,060,165	7.50	11/25/40		2,339,112
909,363	7.50	2/25/41		1,078,505
248,437	7.50	11/25/41		290,366
2,277,798	7.50	12/25/41		2,629,514
1,352,310	7.50	1/25/42		1,592,593
3,387,995	7.50	5/25/42		4,012,127
1,278,284	7.50	6/25/42		1,468,738
2,639,090	7.50	7/25/42		3,085,674

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

3,316,959	7.50	11/25/43		3,818,770
323,839	7.50	3/25/44		373,936
3,926,614	7.50	6/25/44		4,527,942
13,484,076	7.50	1/25/48		15,598,482
11,096,052	7.62	7/25/37	[1]	12,446,877
20,433	7.70	3/25/23		23,301
110,078	8.00	7/25/22		128,236
96,980	8.00	7/25/22		111,367
100,000	8.00	7/18/27		116,785
228,261	8.00	7/25/44		256,777
10,610	8.50	1/25/21		12,536
96,338	8.50	9/25/21		111,229
87,102	8.50	1/25/25		100,448
4,008,109	8.50	6/18/27		4,783,308
11,122,047	8.50	8/25/29		13,484,434
689,038	8.50	6/25/30		812,817
1,140,914	8.50	6/25/30		1,330,199
2,426,196	8.50	10/25/30		2,850,756
1,712,978	8.65	11/25/37	[1]	2,057,274
22,052	8.70	12/25/19		24,510
30,537	8.75	9/25/20		33,658
1,800,150	8.80	11/25/37	[1]	2,069,263
99,110	8.95	10/25/20		114,077
232,252	9.00	7/25/19		264,991
90,517	9.00	12/25/19		103,513
9,308	9.00	3/25/20		10,726
53,360	9.00	5/25/20		62,235
24,342	9.00	6/25/20		28,019
68,690	9.00	6/25/20		77,787
13,838	9.00	7/25/20		15,971
69,652	9.00	9/25/20		80,397
42,649	9.00	10/25/20		51,622
603,959	9.00	1/25/21		708,595
118,879	9.00	8/1/22		141,845
456,337	9.00	11/25/28		510,450
1,859,290	9.00	6/25/30		2,146,877
62,495	9.05	12/25/18		70,667
78,353	9.25	1/25/20		90,514
2,893,726	9.37	2/25/44	[1]	3,600,428
1,466,330	9.46	6/25/32	[1]	1,700,940
57,961	9.50	12/25/18		66,281
130,741	9.50	3/25/20		151,975
16,161	9.50	4/25/20		18,300
100,821	9.50	11/25/20		127,460
270,999	9.50	11/25/31		328,181
2,694,694	9.50	10/25/41		3,406,683
623,816	9.50	12/25/41		755,514
83,528	9.50	12/25/41		105,598
164,537	9.60	3/25/20		191,573
100,015	9.75	10/25/42	[1]	115,343

				222,151,108

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Government National Mortgage Association - 4.9%
8,124,095	7.00	9/16/23		9,264,973
66,248	7.00	4/16/26		71,483
19,105,234	7.00	5/20/38		22,026,300
18,000,575	7.00	6/20/40		20,355,105
161,594	7.50	6/20/26		185,427
230,053	7.50	5/16/27		270,763
2,376,600	8.00	10/16/29		2,745,432
854,551	8.00	1/16/30		992,688
418,580	8.00	1/16/30		483,246
601,602	8.00	3/16/30		715,413
1,845,091	8.50	9/20/30		1,844,552
65,945	8.50	2/20/32		82,648

				59,038,030

Vendee Mortgage Trust - 7.1%
38,963,370	3.75	2/15/35		40,729,560
985,186	6.00	2/15/30		1,045,709
15,393,890	6.50	1/15/29		17,627,531
7,750,983	6.50	8/15/31		8,827,877
3,299,292	7.00	3/15/28		3,802,501
771,748	7.25	9/15/25		894,829
1,483,770	7.75	5/15/22		1,705,579
2,110,969	7.75	9/15/24		2,439,838
6,746,608	8.09	3/15/25	[1]	8,455,397
250,547	8.29	12/15/26		293,573

				85,822,394

Total Collateralized Mortgage Obligations (cost: $448,419,992)				460,442,297

Asset-Backed Securities - 1.2%
Federal Home Loan Mortgage Corporation - 0.9%
87,354	6.09	9/25/29	[1]	92,922
250,000	6.28	10/27/31		280,671
510,222	7.00	11/25/30		531,203
4,157,583	7.15	9/25/28		4,686,376
3,378,695	7.16	7/25/29		3,885,702
1,324,586	7.27	8/25/28	[1]	1,406,544

				10,883,418

Federal National Mortgage Association - 0.3%
98,022	0.53	11/25/32	[1]	94,378
520,379	4.69	10/25/33		520,362
422,275	5.41	9/26/33		436,074
156,776	5.75	2/25/33		150,186
435,129	6.47	10/25/31		447,150
856,126	6.50	5/25/32		921,643
818,689	6.59	10/25/31		932,133

See accompanying notes to schedule of investments.
JUNE 30, 2011	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date		Fair Value ($)

223,832	6.83	7/25/31		229,806
94,916	7.80	6/25/26	[1]	94,874

				3,826,606

Total Asset-Backed Securities (cost: $14,057,796)				14,710,024

Put Options Purchased [10] - 0.2%
500	U.S. Treasury 5 Year Future Put Options: $119.5 strike August 2011 expiration			355,469
1,100	U.S. Treasury 5 Year Future Put Options: $120 strike August 2011 expiration			1,753,125

Total Put Options Purchased (cost: $789,226)				2,108,594

Short-Term Securities - 8.7%
23,373,076	Dreyfus Gov’t Cash Mgmt. Fund, 0.004%			23,373,076
3,000,000	FHLB, A.D.N. 0.01%, 7/15/11 [6]			2,999,982
1,600,000	FHLB, A.D.N. 0.03%, 7/8/11 [6]			1,599,991
969,000	FHLB, A.D.N. 0.04%, 7/25/11 [6]			968,974
9,999,000	FHLB, A.D.N. 0.04%, 8/22/11 [6]			9,998,419
1,400,000	FHLB, A.D.N. 0.04%, 8/24/11 [6]			1,399,960
2,527,000	FHLB, A.D.N. 0.05%, 7/14/11 [6]			2,526,954
1,600,000	FHLB, A.D.N. 0.05%, 7/6/11 [6]			1,599,989
15,000,000	FHLB. A.D.N. 0.04%, 7/1/11 [6]			15,000,000
750,000	FHLMC, A.D.N. 0.03%, 7/15/11 [6]			749,993
1,000,000	FHLMC, A.D.N. 0.03%, 8/2/11 [6]			999,973
1,500,000	FHLMC, A.D.N. 0.04%, 7/29/11 [6]			1,499,953
1,000,000	FHLMC, A.D.N. 0.04%, 8/1/11 [6]			999,966
2,600,000	FHLMC, A.D.N. 0.04%, 8/15/11 [6]			2,599,860
2,000,000	FHLMC, A.D.N. 0.04%, 8/8/11 [6]			1,999,916
1,125,000	FHLMC, A.D.N. 0.05%, 7/26/11 [6]			1,124,970
2,048,000	FHLMC, A.D.N. 0.05%, 8/11/11 [6]			2,047,883
5,680,000	FHLMC, A.D.N. 0.05%, 8/3/11 [6]			5,679,740
1,463,000	FNMA, A.D.N. 0.04%, 7/22/11 [6]			1,462,970
1,600,000	FNMA, A.D.N. 0.04%, 8/24/11 [6]			1,599,954
817,000	FNMA, A.D.N. 0.04%, 8/8/11 [6]			816,969
800,000	FNMA, A.D.N. 0.05%, 7/25/11 [6]			799,973
400,000	FNMA, A.D.N. 0.06%, 8/1/11 [6]			399,979
2,500,000	FNMA, A.D.N. 0.07%, 8/31/11 [6]			2,499,915
20,000,000	U.S. Treasury Bill, 0.02%, 7/21/11			19,999,783

Total Short-Term Securities (cost: $104,748,839)				104,749,142

Total Investments in Securities - 101.3% (cost: $1,188,566,953)				1,226,520,859

Quantity/ Contracts	Fair Value ($)

Call Options Written [10] - 0.0%

1,100	U.S. Treasury 2 Year Future Call Options: $109.75 strike August 2011 expiration

Total Call Options Written (premiums received: $407,022)	(189,061)

Other Assets and Liabilities, net - (1.3%)	(15,473,374)

Total Net Assets - 100.0%	$1,210,858,424

[1]	Variable rate security. Rate disclosed is as of June 30, 2011.
[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.
[10]	The amount of $2,700,000 in cash was segregated with the broker to cover put options purchased and call options written as of June 30, 2011.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADN — Agency Discount Note

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit U.S. Government Securities Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of June 30, 2011 is as follows (see notes to scheule of investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Collateralized Mortgage Obligations	—	460,442,297	—	460,442,297
Mortgage Pass-Through Securities	—	644,510,802	—	644,510,802
Asset-Backed Securities	—	14,710,024	—	14,710,024
Short-Term Securities	23,373,076	81,376,066	—	104,749,142
Put Options Purchased	2,108,594	—	—	2,108,594
	25,481,670	1,201,039,189	—	1,226,520,859
Liabilities
Call Options Written	(189,061)	—	—	(189,061)

See accompanying notes to schedule of investments.
JUNE 30, 2011	9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by the Adviser and may include dealer-supplied valuations. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put option and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded. During the three months ended June 30, 2011, the average cost for purchased options and premium received in the U.S. Government Securities Fund for written options were $709,603 and $353,988, respectively. The number of open option contracts outstanding as of June 30, 2011 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2011

U.S. Government Securities Fund

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
Purchased put options	$2,108,594	—
Written call options	—	$189,061
Transactions in written options for the three months ended June 30, 2011 were as follows:
	Number of Contracts	Premium
Outstanding, March 31, 2011	750	$300,953
Call options written	2,950	1,374,074
Call options expired	—	—
Call options closed	(2,600)	(1,268,005)
Outstanding, June 30, 2011	1,100	$407,022

10

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011 (Continued)

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

For the period ended June 30, 2011, there were no transfers between Levels 1, 2 and 3.

A summary of the levels for the Fund’s investments as of June 30, 2011 is included with the Fund’s schedule of investments.

At June 30, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities	$39,791,433	($1,837,527)	$37,953,906	$1,188,566,953

JUNE 30, 2011	11

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer
Date:	August 1, 2011

By:	/s/ Roger J. Sit

Roger J. Sit

President
Date:	August 1, 2011